Organization and Operations - Composition of the group (Details)					2 Months Ended
		Jun. 30, 2020 m³	Jun. 28, 2019 shares	Jun. 06, 2019 item	Jul. 31, 2018 item
The Cool Pool Limited / Joint venture
Organization and Operations
Number of vessels covered by termination agreement | item				6
The Cool Pool Limited / Joint venture | Golar - Cool Pool participant
Organization and Operations
Number of common capital stock transferred | shares			100
The Cool Pool Limited / Joint venture | Dynagas - Cool Pool participant
Organization and Operations
Number of vessels removed from Cool Pool | item					3
Egypt LNG Shipping Ltd.
Organization and Operations
Ownership interest in associate (in percent)		25.00%
LNG Cargo capacity (in cbm) per vessel		145,000
Gastrade / Associate
Organization and Operations
Ownership interest in associate (in percent)		20.00%
GasLog Investments Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Carriers Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Shipping Company, Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Partners GP LLC
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Cyprus Investments Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Services UK Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Services US Inc
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Asia Pte Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog LNG Services Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Monaco S.A.M.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GAS-one Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-two Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-six Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-nine Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-ten Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-fifteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		153,600
GAS-eighteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty two Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty six Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		170,000
GAS-twenty eight Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		180,000
GAS-twenty nine Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[1]	100.00%
GAS-thirty Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		180,000
GAS-thirty one Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		180,000
GAS-thirty two Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	174,000
GAS-thirty three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	174,000
GAS-thirty four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	180,000
GAS-thirty five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	180,000
GAS-thirty six Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GAS-thirty seven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Hellas-1 Special Maritime Enterprise
Organization and Operations
Ownership interest in subsidiary (in percent)	[1]	100.00%
LNG Cargo capacity (in cbm) per vessel	[1]	180,000
GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
GasLog Partners Holdings LLC
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
GAS-three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-seven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-eight Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-eleven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twelve Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-thirteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-fourteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-sixteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-seventeen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-nineteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty one Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty seven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.60%
LNG Cargo capacity (in cbm) per vessel		170,000

[1]	In June 2019, the newbuilding the GasLog Warsaw, delivered on July 31, 2019, was transferred from GAS-twenty nine Ltd. to the subsidiary GasLog Hellas-1 Special Maritime Enterprise.
[2]	For newbuildings, expected delivery quarters as of June 30, 2020 are presented.